Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2015 Portfolio	Apr. 30, 2025 USD ($)
VIP Freedom 2015 Portfolio - Initial Class
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	542
VIP Freedom 2015 Portfolio - Service Class
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
VIP Freedom 2015 Portfolio - Service Class 2
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847